Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000191032
Shareholder Report [Line Items]
Fund Name	International Bond Fund (USD Hedged)
Class Name	Investor Class
Trading Symbol	TNIBX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Investor Class	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 7,052,288,000
Holdings Count | Holding	614
InvestmentCompanyPortfolioTurnover	38.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$7,052,288
Number of Portfolio Holdings	614

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	38.8%

Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

United States	14.6%
Japan	9.5
United Kingdom	6.2
Canada	5.2
France	5.1
Czech Republic	4.9
Germany	4.0
Italy	3.7
China	3.6
Other	43.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.5%
Republic of Czech	4.8
United Kingdom Gilt	3.9
People's Republic of China	3.7
Republic of France	3.6
Republic of Indonesia	3.3
Italy Buoni Poliennali Del Tesoro	2.9
Government of Malaysia	2.8
Kingdom of Belgium	2.5
U.S. Treasury Notes	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000191033
Shareholder Report [Line Items]
Fund Name	International Bond Fund (USD Hedged)
Class Name	Advisor Class
Trading Symbol	TTABX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Advisor Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 7,052,288,000
Holdings Count | Holding	614
InvestmentCompanyPortfolioTurnover	38.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$7,052,288
Number of Portfolio Holdings	614

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	38.8%

Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

United States	14.6%
Japan	9.5
United Kingdom	6.2
Canada	5.2
France	5.1
Czech Republic	4.9
Germany	4.0
Italy	3.7
China	3.6
Other	43.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.5%
Republic of Czech	4.8
United Kingdom Gilt	3.9
People's Republic of China	3.7
Republic of France	3.6
Republic of Indonesia	3.3
Italy Buoni Poliennali Del Tesoro	2.9
Government of Malaysia	2.8
Kingdom of Belgium	2.5
U.S. Treasury Notes	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000191034
Shareholder Report [Line Items]
Fund Name	International Bond Fund (USD Hedged)
Class Name	I Class
Trading Symbol	TNBMX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - I Class	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 7,052,288,000
Holdings Count | Holding	614
InvestmentCompanyPortfolioTurnover	38.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$7,052,288
Number of Portfolio Holdings	614

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	38.8%

Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

United States	14.6%
Japan	9.5
United Kingdom	6.2
Canada	5.2
France	5.1
Czech Republic	4.9
Germany	4.0
Italy	3.7
China	3.6
Other	43.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.5%
Republic of Czech	4.8
United Kingdom Gilt	3.9
People's Republic of China	3.7
Republic of France	3.6
Republic of Indonesia	3.3
Italy Buoni Poliennali Del Tesoro	2.9
Government of Malaysia	2.8
Kingdom of Belgium	2.5
U.S. Treasury Notes	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000218089
Shareholder Report [Line Items]
Fund Name	International Bond Fund (USD Hedged)
Class Name	Z Class
Trading Symbol	TRMZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about International Bond Fund (USD Hedged) (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 7,052,288,000
Holdings Count | Holding	614
InvestmentCompanyPortfolioTurnover	38.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$7,052,288
Number of Portfolio Holdings	614

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	38.8%

Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

United States	14.6%
Japan	9.5
United Kingdom	6.2
Canada	5.2
France	5.1
Czech Republic	4.9
Germany	4.0
Italy	3.7
China	3.6
Other	43.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.5%
Republic of Czech	4.8
United Kingdom Gilt	3.9
People's Republic of China	3.7
Republic of France	3.6
Republic of Indonesia	3.3
Italy Buoni Poliennali Del Tesoro	2.9
Government of Malaysia	2.8
Kingdom of Belgium	2.5
U.S. Treasury Notes	2.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless